Wahed FTSE USA Shariah ETF
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Automobiles and Parts - 3.0%
Aptiv PLC (a)	6,389	$457,005
Autoliv, Inc.	1,672	171,330
BorgWarner, Inc.	5,465	186,193
Genuine Parts Co.	3,344	479,061
Lear Corp.	1,331	155,261
LKQ Corp.	6,240	259,522
Tesla, Inc. (a)	64,838	13,882,464
		15,590,836

Basic Resources - 0.8%
Fastenal Co.	13,289	907,373
International Paper Co.	8,255	399,707
Newmont Corp.	27,767	1,482,480
Nucor Corp.	5,690	864,368
Southern Copper Corp.	1,919	195,153
Steel Dynamics, Inc.	3,500	418,285
		4,267,366

Chemicals - 1.8%
Air Products and Chemicals, Inc.	5,196	1,448,905
Albemarle Corp.	2,610	235,552
CF Industries Holdings, Inc.	4,479	372,160
FMC Corp.	2,889	186,572
International Flavors & Fragrances, Inc.	5,948	618,533
Linde PLC	11,474	5,487,440
LyondellBasell Industries NV - Class A	6,050	597,135
Mosaic Co.	7,632	218,046
Westlake Corp.	670	97,445
		9,261,788

Construction and Materials - 0.9%
Builders FirstSource, Inc. (a)	2,673	465,102
Martin Marietta Materials, Inc.	1,394	744,619
Quanta Services, Inc.	3,352	922,236
Trane Technologies PLC	5,204	1,882,079
Vulcan Materials Co.	3,016	739,553
		4,753,589

Consumer Products and Services - 2.5%
DR Horton, Inc.	7,051	1,330,947
Electronic Arts, Inc.	6,319	959,351
Estee Lauder Cos., Inc. - Class A	5,484	502,663
Garmin Ltd.	3,602	660,211
Lennar Corp. - Class A	5,745	1,045,935
Lennar Corp. - Class B	244	41,194
Lululemon Athletica, Inc. (a)	2,843	737,673
NIKE, Inc. - Class B	28,786	2,398,449
Pool Corp.	869	305,558
PulteGroup, Inc.	4,941	650,483
Rollins, Inc.	6,575	329,933
Take-Two Interactive Software, Inc. (a)	3,912	632,610
Uber Technologies, Inc. (a)	47,701	3,488,374
		13,083,381

Energy - 6.6%
Baker Hughes Co.	24,290	854,279
Chevron Corp.	41,820	6,187,269
ConocoPhillips	28,305	3,220,826
Coterra Energy, Inc.	16,939	412,126
Devon Energy Corp.	15,053	674,073
Diamondback Energy, Inc.	4,265	832,144
Exxon Mobil Corp.	108,924	12,846,497
First Solar, Inc. (a)	2,504	569,335
Halliburton Co.	21,167	658,082
Hess Corp.	6,788	937,151
Marathon Oil Corp.	13,697	392,419
Marathon Petroleum Corp.	8,402	1,488,162
Occidental Petroleum Corp.	15,396	877,264
Phillips 66	10,215	1,433,267
Schlumberger NV	34,704	1,526,629
Valero Energy Corp.	7,803	1,144,934
		34,054,457

Food, Beverage and Tobacco - 2.4%
Archer-Daniels-Midland Co.	11,914	726,635
Bunge Global SA	3,364	341,042
Coca-Cola Co.	91,557	6,635,136
Corteva, Inc.	16,725	958,342
Keurig Dr Pepper, Inc.	24,961	913,822
McCormick & Co., Inc./MD	5,820	465,775
Mondelez International, Inc. - Class A	31,755	2,280,327
		12,321,079

Health Care - 13.1%
Abbott Laboratories	42,094	4,767,987
Agilent Technologies, Inc.	6,797	971,427
Align Technology, Inc. (a)	1,770	419,879
Becton Dickinson & Co.	6,908	1,674,568
Biogen, Inc. (a)	3,471	710,722
BioMarin Pharmaceutical, Inc. (a)	4,394	400,777
Bio-Rad Laboratories, Inc. - Class A (a)	449	151,457
Bio-Techne Corp.	3,572	264,292
Boston Scientific Corp. (a)	34,921	2,856,189
Cardinal Health, Inc.	5,791	652,762
Charles River Laboratories International, Inc. (a)	1,136	224,644
Cooper Cos., Inc. (a)	4,504	476,208
Danaher Corp.	15,170	4,085,433
Edwards Lifesciences Corp. (a)	14,161	990,704
Exact Sciences Corp. (a)	4,155	256,322
GE HealthCare Technologies, Inc.	10,267	870,847
Gilead Sciences, Inc.	32,153	2,540,087
GRAIL, Inc. (a)	596	8,410
Henry Schein, Inc. (a)	2,947	207,911
Hologic, Inc. (a)	5,491	446,089
ICON PLC (a)	1,886	607,405
IDEXX Laboratories, Inc. (a)	1,905	916,934
Illumina, Inc. (a)	3,668	481,975
Insulet Corp. (a)	1,490	302,127
Intuitive Surgical, Inc. (a)	8,070	3,975,524
Johnson & Johnson	58,147	9,644,261
Labcorp Holdings, Inc.	1,942	446,446
Medtronic PLC	31,742	2,811,706
Merck & Co., Inc.	61,028	7,228,767
Pfizer, Inc.	136,305	3,954,208
Quest Diagnostics, Inc.	2,620	411,261
Regeneron Pharmaceuticals, Inc. (a)	2,400	2,843,256
ResMed, Inc.	3,454	846,299
Revvity, Inc.	2,873	352,057
Solventum Corp. (a)	2,658	170,404
STERIS PLC	2,300	554,530
Stryker Corp.	8,395	3,025,726
Teleflex, Inc.	1,042	255,467
Thermo Fisher Scientific, Inc.	8,856	5,447,060
West Pharmaceutical Services, Inc.	1,750	548,853
Zimmer Biomet Holdings, Inc.	4,808	555,132
		68,356,113

Industrial Goods and Services - 6.1%
3M Co.	13,225	1,781,275
Automatic Data Processing, Inc.	9,825	2,710,816
CH Robinson Worldwide, Inc.	2,703	279,788
Cintas Corp.	1,997	1,607,825
Cummins, Inc.	3,204	1,002,371
Dover Corp.	3,264	607,202
Dow, Inc.	16,336	875,283
DuPont de Nemours, Inc.	9,821	827,419
Emerson Electric Co.	13,365	1,408,537
FedEx Corp.	5,459	1,630,985
Fiserv, Inc. (a)	13,873	2,422,226
Fortive Corp.	8,303	617,743
GE Vernova, Inc. (a)	6,250	1,256,250
Generac Holdings, Inc. (a)	1,372	214,759
Hubbell, Inc.	1,244	497,501
IDEX Corp.	1,777	366,915
Ingersoll Rand, Inc.	9,435	862,831
JB Hunt Transport Services, Inc.	1,889	327,175
Johnson Controls International PLC	15,866	1,155,838
Old Dominion Freight Line, Inc.	4,684	903,075
PACCAR, Inc.	11,935	1,147,908
Packaging Corp. of America	2,045	428,509
Pentair PLC	3,867	342,964
PPG Industries, Inc.	5,549	719,872
Robert Half, Inc.	2,368	148,403
Rockwell Automation, Inc.	2,691	732,033
Smurfit WestRock PLC	5,906	280,063
Snap-on, Inc.	1,127	319,775
Stanley Black & Decker, Inc.	3,585	366,961
Trimble, Inc. (a)	5,798	328,689
United Parcel Service, Inc. - Class B	17,648	2,268,650
Veralto Corp.	5,390	605,998
Westinghouse Air Brake Technologies Corp.	4,113	697,441
WW Grainger, Inc.	1,008	992,799
Xylem, Inc./NY	5,599	770,030
Zebra Technologies Corp. - Class A (a)	1,148	396,496
		31,902,405

Media - 0.3%
Interpublic Group of Cos., Inc.	8,839	288,240
Liberty Media Corp.-Liberty Formula One - Class A (a)	536	37,852
Liberty Media Corp.-Liberty Formula One - Class C (a)	4,584	357,781
News Corp. - Class A	8,994	254,800
News Corp. - Class B	2,666	78,461
Omnicom Group, Inc.	4,521	454,044
		1,471,178

Personal Care, Drug and Grocery Stores - 2.5%
Cencora, Inc.	3,944	944,864
Church & Dwight Co., Inc.	5,737	584,485
McKesson Corp.	3,102	1,740,470
Procter & Gamble Co.	55,757	9,564,556
Walgreens Boots Alliance, Inc.	16,740	154,845
		12,989,220

Retail - 1.2%
Burlington Stores, Inc. (a)	1,465	392,971
Dollar Tree, Inc. (a)	4,761	402,257
Ross Stores, Inc.	7,742	1,166,023
TJX Cos., Inc.	26,940	3,159,254
Tractor Supply Co.	2,472	661,383
Ulta Beauty, Inc. (a)	1,100	388,124
		6,170,012

Technology - 55.8%(b)
Adobe, Inc. (a)	10,650	6,117,467
Advanced Micro Devices, Inc. (a)	39,999	5,942,251
Akamai Technologies, Inc. (a)	3,523	358,782
Alphabet, Inc. - Class A	140,615	22,973,679
Alphabet, Inc. - Class C	117,856	19,459,204
Amdocs Ltd.	2,705	235,254
Analog Devices, Inc.	11,470	2,693,615
ANSYS, Inc. (a)	1,996	641,554
Apple, Inc.	340,749	78,031,521
Applied Materials, Inc.	19,137	3,774,965
Autodesk, Inc. (a)	5,087	1,314,481
Cadence Design Systems, Inc. (a)	6,300	1,694,259
Corning, Inc.	18,027	754,430
Dayforce, Inc. (a)	3,491	199,580
F5, Inc. (a)	1,376	279,534
Flex Ltd. (a)	9,614	312,359
Gartner, Inc. (a)	1,777	874,213
GLOBALFOUNDRIES, Inc. (a)	1,848	86,265
HP, Inc.	22,893	828,269
Intel Corp.	101,205	2,230,558
KLA Corp.	3,057	2,504,998
Lam Research Corp.	3,009	2,470,419
Marvell Technology, Inc.	20,376	1,553,466
Meta Platforms, Inc. - Class A	52,267	27,247,310
Micron Technology, Inc.	24,591	2,366,638
Microsoft Corp.	176,434	73,597,679
NetApp, Inc.	4,817	581,508
NXP Semiconductors NV	5,908	1,514,575
Okta, Inc. (a)	3,599	283,349
ON Semiconductor Corp. (a)	9,748	759,077
Palo Alto Networks, Inc. (a)	7,157	2,595,987
Paycom Software, Inc.	1,152	187,523
PTC, Inc. (a)	2,731	489,095
Qorvo, Inc. (a)	2,135	247,425
QUALCOMM, Inc.	25,174	4,413,002
Roper Technologies, Inc.	2,525	1,399,885
Salesforce, Inc.	23,231	5,875,120
ServiceNow, Inc. (a)	4,903	4,192,065
Synopsys, Inc. (a)	3,533	1,835,676
TE Connectivity Ltd.	7,219	1,108,838
Teradyne, Inc.	3,521	481,426
Texas Instruments, Inc.	21,231	4,550,653
Twilio, Inc. - Class A (a)	3,984	250,036
Tyler Technologies, Inc. (a)	1,004	590,221
Western Digital Corp. (a)	7,363	482,939
		290,381,150

Telecommunications - 1.0%
Cisco Systems, Inc.	97,591	4,932,249
Juniper Networks, Inc.	7,491	291,250
Liberty Broadband Corp. - Class A (a)	370	22,662
Liberty Broadband Corp. - Class C (a)	2,657	165,744
		5,411,905

Travel and Leisure - 0.1%
Delta Air Lines, Inc.	3,800	161,462
Southwest Airlines Co.	3,487	100,844
United Airlines Holdings, Inc. (a)	1,887	83,103
		345,409

Utilities - 0.5%
Atmos Energy Corp.	3,502	457,852
Avangrid, Inc.	1,683	60,066
Constellation Energy Corp.	7,481	1,471,513
Vistra Corp.	7,540	644,142
		2,633,573
TOTAL COMMON STOCKS (Cost $400,385,832)		512,993,461

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares	Value
Alexandria Real Estate Equities, Inc.	4,023	481,030
Prologis, Inc.	21,756	2,780,852
Regency Centers Corp.	4,300	312,567
Welltower, Inc.	13,820	1,667,798
Weyerhaeuser Co.	17,164	523,330
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,349,277)		5,765,577

TOTAL INVESTMENTS - 99.7% (Cost $405,735,109)		518,759,038
Other Assets in Excess of Liabilities - 0.3%		1,337,682
TOTAL NET ASSETS - 100.0%		$520,096,720

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Wahed FTSE USA Shariah ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$512,993,461	$–	$–	$512,993,461
Real Estate Investment Trusts	5,765,577	–	–	5,765,577
Total Investments	$518,759,038	$–	$–	$518,759,038

Refer to the Schedule of Investments for further disaggregation of investment categories.

 Level 3 Reconciliation Disclosure
Common Stocks
Balance as of May 31, 2024	$—
Realized gain (loss)	—
Change in Net unrealized depreciation	—
Purchases	—
(Sales)	—
Transfer in/(out) of Level 3	—
Balance as of August 31, 2024	$—
Change in Net unrealized appreciation/depreciation during the period for Level 3 investments held at August 31, 2024	$—

The Fund did not hold any Level 3 investments as of August 31, 2024.